Offerings	Sep. 24, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class T Common Stock; Class S Common Stock; Class D Common Stock; Class I Common Stock, $0.01 par value per share
Maximum Aggregate Offering Price	$ 16,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,209.60
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Class T Common Stock; Class S Common Stock; Class D Common Stock; Class I Common Stock, $0.01 par value per share
Maximum Aggregate Offering Price	$ 1,234,000,000.00
Carry Forward Form Type	S-11
Carry Forward File Number	333-272750
Carry Forward Initial Effective Date	Sep. 28, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 135,986.80
Offering Note	Calculated pursuant to Rule 457(o) of the Securities Act of 1933, as amended. Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended, the securities registered pursuant to this Registration Statement will include unsold securities previously registered for sale pursuant to the registrant's registration statement on Form S-11 (File No. 333-272750) initially filed by the registrant on June 16, 2023 and declared effective on September 28, 2023 (the "Prior Registration Statement"). The Prior Registration Statement registered shares of the registrant's common stock with a maximum aggregate offering price of $1.25 billion for sale pursuant to the registrant's primary offering and the registrant's distribution reinvestment plan. As of September 21, 2026, approximately $1,234,000,000 in shares of common stock remains unsold on the Prior Registration Statement. The registrant will identify in a pre-effective amendment to this Registration Statement the amount of shares of common stock to be carried forward to this Registration Statement from the Prior Registration Statement and any new shares of common stock to be registered. For purposes of calculating the registration fees due in connection with the filing of this Registration Statement, the registrant has assumed that $1.234 billion of unsold shares of common stock originally registered for sale pursuant to the Prior Registration Statement will be carried forward to this Registration Statement. Pursuant to Rule 415(a)(6) the registration fees in the amount of $135,986.80 previously paid with respect to such unsold securities will continue to apply to such unsold securities. This Registration Statement registers additional shares of the registrant's common stock with a maximum aggregate offering price of $16 million for sale pursuant to this follow-on offering and the registrant's distribution reinvestment plan. Thus, after taking into account the previously registered unsold shares, a filing fee of $2,209.60 is due in connection with this Registration Statement. Pursuant to Rule 415(a)(6), the offering of unsold securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.